Finance Cost - Net - Summary of Net Finance (Cost) Income (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Finance Income Expense [Abstract]
Interest income from cash equivalents	$ 1,094,923	$ 677,542	$ 361,683
Interest on recovered taxes	43,655	45,489	3,262
Gain on derivative financial instruments		6,765	51,656
Gain in interest hedge	253,991	64,942
Other	10,395	41,251	3,670
Total finance income	1,402,964	835,989	420,271
Interest cost from bank loans	(679,027)	(210,335)	(196,582)
Interest cost from hedges		(54,633)	(280,395)
Loss in market value		(4,069)
Other financing costs	(70,478)	(73,231)	(39,481)
Interest cost for debt securities	(2,689,771)	(2,113,650)	(1,170,082)
Total finance cost	(3,439,276)	(2,455,918)	(1,686,540)
Exchange gain	2,077,806	1,229,799	1,259,326
Exchange loss	(2,418,517)	(1,148,379)	(1,020,987)
Exchange gain (loss) - Net	(340,711)	81,420	238,339
Finance cost - Net	$ (2,377,023)	$ (1,538,509)	$ (1,027,930)